UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

The Courtyard Square
750 Grant Avenue
Suite 100
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
The Courtyard Square
750 Grant Avenue
Suite 100
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.

Hennessy Balanced Fund
SCHEDULE OF INVESTMENTS
July 31, 2005 (Unaudited)

	Number
	of Shares	Value
COMMON STOCKS - 44.65%
Consumer Discretionary - 4.62%
General Motors Corp.	26,700	$983,094

Consumer Staples - 8.75%
Altria Group, Inc.	16,800	1,124,928
The Coca-Cola Co.	16,900	739,544
		1,864,472

Energy - 0.40%
Exxon Mobil Corp.	1,450	85,188

Financials - 8.41%
Citigroup, Inc.	20,600	896,100
J.P. Morgan Chase & Co.	25,450	894,313
		1,790,413

Health Care - 6.38%
Merck & Co., Inc.	27,100	841,726
Pfizer, Inc.	19,500	516,750
		1,358,476

Industrials - 2.23%
General Electric Co.	13,750	474,375

Materials - 5.10%
E.I. du Pont de Nemours & Co.	21,925	935,759
International Paper Co.	4,750	150,100
		1,085,859

Telecommunication Services - 8.76%
AT&T Corp.	9,925	196,515
SBC Communications, Inc.	39,075	955,384
Verizon Communications, Inc.	20,875	714,551
		1,866,450

Total Common Stocks (Cost $9,720,141)		9,508,327

	Principal
	Amount	Value
SHORT-TERM OBLIGATIONS - 55.02%
U.S. Treasury Notes - 35.87%
1.500%, 7/31/2005	$650,000	$650,000
2.000%, 8/31/2005	950,000	949,221
1.625%, 9/30/2005	800,000	797,969
1.625%, 10/31/2005	350,000	348,524
1.875%, 11/30/2005	500,000	497,500
1.875%, 1/31/2006	151,000	149,726
1.625%, 2/28/2006	815,000	805,481
1.500%, 3/31/2006	830,000	817,972
2.2500%, 4/30/2006	905,000	894,820
2.5000%, 5/31/2006	810,000	801,330
7.0000%, 7/15/2006	900,000	925,876
Total U.S. Treasury Notes (Cost $7,666,468)		7,638,419
Discount Notes - 18.73%
Federal Home Loan Bank Discount Note, 3.0500%, due 08/01/2005	3,990,000	3,990,000
Total Discount Notes (Cost $3,990,000)		3,990,000
Variable Rate Demand Notes# - 0.42%
American Family Financial Services, Inc., 3.0291%	44,680	44,680
Wisconsin Corporate Central Credit Union, 3.1500%	44,656	44,656
Total Variable Rate Demand Notes (Cost $89,336)		89,336
Total Short-Term Obligations (Cost $11,745,804)		11,717,755
Total Investments - 99.67% (Cost $21,465,945)		21,226,082
Other Assets and Liabilities, Net - 0.33%		71,047
NET ASSETS - 100%		$21,297,129

# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates.
The rates listed are as of July 31, 2005.

Hennessy Total Return Fund
SCHEDULE OF INVESTMENTS
July 31, 2005 (Unaudited)

	Number
	of Shares	Value
COMMON STOCKS - 74.94%
Consumer Discretionary - 7.16%
General Motors Corp.	176,250	$6,489,525

Consumer Staples - 12.17%
Altria Group, Inc.	115,250	7,717,140
The Coca-Cola Co.	75,800	3,317,008
		11,034,148

Energy - 5.53%
Exxon Mobil Corp.	85,250	5,008,438

Financial - 13.94%
Citigroup, Inc.	144,325	6,278,138
J.P. Morgan Chase & Co.	180,900	6,356,826
		12,634,964

Health Care - 9.63%
Merck & Co., Inc.	177,225	5,504,609
Pfizer, Inc.	121,575	3,221,737
		8,726,346

Industrial - 4.25%
General Electric Co.	111,800	3,857,100

Materials - 6.98%
E. I. du Pont de Nemours and Co.	148,300	6,329,444

Telecommunication Services - 15.28%
AT&T Corp.	178,075	3,525,885
SBC Communications, Inc.	288,700	7,058,715
Verizon Communications, Inc.	95,250	3,260,407
		13,845,007

Total Common Stocks (Cost $71,069,796)		67,924,972

	Principal
	Amount	Value
SHORT-TERM OBLIGATIONS - 59.67%
U.S. Treasury Bills* - 59.34%
2.8275%, 08/18/2005	$21,000,000	$20,974,712
3.0350%, 09/22/2005	13,500,000	13,446,570
3.0400%, 10/20/2005	19,500,000	19,358,742
Total U.S. Treasury Bills (Cost $53,791,716)		53,780,024
Discount Notes - 0.29%
Federal Home Loan Bank Discount Note, 3.0500%, due 08/01/2005	264,000	264,000
Total Discount Notes (Cost $264,000)		264,000
Variable Rate Demand Notes# - 0.04%
American Family Financial Services, Inc., 3.0291%	17,759	17,759
Wisconsin Corporate Central Credit Union, 3.1500%	17,712	17,712
Total Variable Rate Demand Notes (Cost $35,471)		35,471
Total Short-Term Obligations (Cost $54,091,187)		54,079,495
Total Investments - 134.61% (Cost $125,160,983)		122,004,467
Other Liabilities and Assets, Net - (34.61%)		(31,371,322)
NET ASSETS - 100%		$90,633,145

* Collateral or partial collateral for securities sold subject to repurchase.
# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates changed periodically on specified dates. The rates listed are as of July 31, 2005.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hennessy Funds, Inc.

By (Signature and Title) /s/Neil J. Hennessy
Neil J. Hennessy, President

Date   9/26/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Neil J. Hennessy
Neil J. Hennessy
President (Principal Executive Officer)

Date   9/26/2005

By (Signature and Title)* /s/Teresa M. Nilsen
Teresa M. Nilsen
Executive Vice President and Treasurer
(Principal Executive Officer)

Date   9/26/2005